EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
Schedule of basic earnings per share and diluted earnings per share

	2015	2016	2017
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income attributable to 51job, Inc.	618,057	565,978	371,889
Eliminate the dilutive effect of interest expense, change in fair value and foreign exchange translation related to convertible senior notes	32,653	—	—

Numerator for diluted earnings per share	650,710	565,978	371,889

Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	57,714,850	58,132,976	60,087,306
Dilutive effect of convertible senior notes	4,035,672	—	—
Dilutive effect of share options	748,129	341,092	1,063,107

Denominator for diluted earnings per share	62,498,651	58,474,068	61,150,413

Basic earnings per share	10.71	9.74	6.19

Diluted earnings per share	10.41	9.68	6.08